Investments (Tables)	12 Months Ended
Mar. 31, 2012
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure

The portfolio of trading securities as of March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	14,222.6	Rs.	63.5	Rs.	0.3	Rs.	14,285.8
Securities issued by Government of India sponsored institutions		848.9		36.2		0.1		885.0
Other corporate/financial institution securities		1,379.8		12.2		0		1,392.0
Deposit Certificates issued by banks		21,628.1		23.1		0		21,651.2

Total debt securities		38,079.4		135.0		0.4		38,214.0
Equity securities		3.0		0		0.1		2.9

Total	Rs.	38,082.4	Rs.	135.0	Rs.	0.5	Rs.	38,216.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	41,815.4	Rs.	8.8	Rs.	185.3	Rs.	41,638.9
Securities issued by Government of India sponsored institutions		78.1		1.6		0		79.7
State government securities		9,379.0		9.4		9.9		9,378.5
Other corporate/financial institution securities		7,079.8		41.5		6.5		7,114.8
Deposit Certificates issued by banks		18,829.1		3.8		1.4		18,831.5

Total debt securities	Rs.	77,181.4	Rs.	65.1	Rs.	203.1	Rs.	77,043.4

Total debt securities	US$	1,516.6	US$	1.3	US$	4.0	US$	1,513.9

Available for Sale Debt Securities Amortized Cost and Fair Value

The portfolio of available for sale securities at March 31, 2011 and 2012 was as follows:

	As of March 31, 2011
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	587,417.8	Rs.	113.7	Rs.	8,772.6	Rs.	578,758.9
Securities issued by Government of India sponsored institutions		290.6		6.0		0		296.6
State government securities		252.6		1.2		0.5		253.3
Securities issued by state government sponsored institutions		9.8		0		0		9.8
Credit substitutes (see note 8)		14,526.6		26.1		61.6		14,491.1
Other corporate/financial institution bonds		1,117.8		51.7		0.1		1,169.4
Certificate of Deposit		27,449.2		67.4		49.6		27,467.0

Debt securities, other than asset and mortgage-backed securities		631,064.4		266.1		8,884.4		622,446.1
Mortgage-backed securities		4,565.9		274.5		9.9		4,830.5
Asset-backed securities		831.9		13.9		2.4		843.4
Other securities		584.9		0		0		584.9

Total	Rs.	637,047.1	Rs.	554.5	Rs.	8,896.7	Rs.	628,704.9

Securities with gross unrealized losses							Rs.	558,670.0
Securities with gross unrealized gains								70,034.9

							Rs.	628,704.9

	As of March 31, 2012
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value
	(In millions)
Government of India securities	Rs.	764,267.2	Rs.	505.2	Rs.	12,432.3	Rs.	752,340.1
Securities issued by Government of India sponsored institutions		376.7		2.3		0		379.0
State government securities		251.8		0		1.6		250.2
Securities issued by state government sponsored institutions		754.9		0		16.8		738.1
Credit substitutes (see note 8)		11,789.8		47.3		36.6		11,800.5
Other corporate/financial institution bonds		219.7		27.3		0		247.0
Certificate of Deposit		27,235.0		29.4		55.2		27,209.2

Debt securities, other than asset and mortgage-backed securities		804,895.1		611.5		12,542.5		792,964.1
Mortgage-backed securities		3,094.3		222.9		6.3		3,310.9
Asset-backed securities		485.3		100.0		0		585.3
Other securities (including mutual funds)		9,557.7		662.4		0		10,220.1

Total	Rs.	818,032.4	Rs.	1,596.8	Rs.	12,548.8	Rs.	807,080.4

Total	US$	16,074.5	US$	31.4	US$	246.6	US$	15,859.3

Securities with gross unrealized losses							Rs.	704,464.5
Securities with gross unrealized gains								102,615.9

							Rs.	807,080.4

							US$	15,859.3

Unrealized loss position investments

The gross unrealized losses and fair value of available for sale securities at March 31, 2011 was as follows:

	As of March 31, 2011
	Less Than 12 Months		12 Months or Greater		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
Government of India securities	Rs.345,334.9	Rs.3,702.2	Rs.187,813.4	Rs.5,070.4	Rs.533,148.3	Rs.8,772.6
State government securities	51.5	0.3	11.5	0.2	63.0	0.5
Securities issued by state government sponsored institutions	0	0	4.9	0	4.9	0
Credit substitutes (see note 8)	9,416.8	61.6	0	0	9,416.8	61.6
Other corporate/financial institution bonds	49.4	0.1	0	0	49.4	0.1
Certificate of Deposit	15,436.0	49.6	0	0	15,436.0	49.6

Debt securities	370,288.6	3,813.8	187,829.8	5,070.6	558,118.4	8,884.4
Mortgage-backed securities	387.1	9.9	0	0	387.1	9.9
Asset-backed securities	164.5	2.4	0	0	164.5	2.4

Total	Rs.370,840.2	Rs.3,826.1	Rs.187,829.8	Rs.5,070.6	Rs.558,670.0	Rs.8,896.7

The gross unrealized losses and fair value of available for sale securities at March 31, 2012 was as follows:

	As of March 31, 2012
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses
					(In millions)
Government of India securities	Rs.	197,634.4	Rs.	1,424.1	Rs.	479,755.4	Rs.	11,008.2	Rs.	677,389.8	Rs.	12,432.3
State government securities		2.6		0.1		247.5		1.5		250.1		1.6
Securities issued by state government sponsored institutions		733.3		16.8		4.9		0		738.2		16.8
Credit substitutes (see note 8)		6,545.0		31.0		794.3		5.6		7,339.3		36.6
Other corporate/financial institution bonds		0		0		10.0		0		10.0		0
Certificate of Deposit		18,504.3		55.2		0		0		18,504.3		55.2

Debt securities		223,419.6		1,527.2		480,812.1		11,015.3		704,231.7		12,542.5
Mortgage-backed securities		232.8		6.3		0		0		232.8		6.3

Total	Rs.	223,652.4	Rs.	1,533.5	Rs.	480,812.1	Rs.	11,015.3	Rs.	704,464.5	Rs.	12,548.8

Total	US$	4,394.8	US$	30.1	US$	9,448.1	US$	216.5	US$	13,842.9	US$	246.6

Realized Investment Gains Losses Net

Gross realized gains and gross realized losses from sales of available for sale securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2010	2011	2012	2012
	(In millions)
Gross realized gains on sale	Rs.5,691.3	Rs.782.6	Rs.87.4	US$	1.7
Gross realized losses on sale	(1,116.4)	(406.9)	(1,402.5)		(27.5)

Realized gains (losses), net	4,574.9	375.7	(1,315.1)		(25.8)
Dividends and interest	33,304.6	40,739.8	56,621.0		1,112.6

Total	Rs.37,879.5	Rs.41,115.5	Rs.55,305.9	US$	1,086.8

Securities Available-for-Sale
Investments Classified by Contractual Maturity Date

The contractual residual maturity of available for sale debt securities other than asset and mortgage-backed securities as of March 31, 2012 is set out below:

	As of March 31, 2012
	Amortized Cost	Fair Value	Fair Value
	(In millions)
Within one year	Rs.258,561.4	Rs.258,395.3	US$	5,077.5
Over one year through five years	350,046.1	342,995.9		6,739.9
Over five years through ten years	132,847.7	129,167.7		2,538.2
Over ten years	63,439.9	62,405.2		1,226.3

Total	Rs.804,895.1	Rs.792,964.1	US$	15,581.9